Reconciliation of Financial Statements to Form 5500 (Tables)	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following table reconciles net assets available for benefits per the financial statements to net assets per the Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$81,037,150	$73,155,416
Differences in:
Investments - participant loans	2,884,682	2,725,654
Receivable - notes receivable from participants	(3,176,838)	(3,060,690)
Excess contributions payable included in financial statements but not in Form 5500	69,710	141,646
Contributions receivable	(197,250)	(196,961)
Net assets per Form 5500	$80,617,454	$72,765,065

The following table reconciles the net increase in net assets available for benefits per the financial statements to net income per Form 5500 for the year ended December 31, 2025:

2025
Net increase in net assets available for benefits per the financial statements	$7,881,734
Change in defaulted loans	42,879
Excess contributions payable included in financial statements but not in Form 5500 at:
December 31, 2025	69,710
December 31, 2024	(141,646)
Contributions receivable included in financial statements but not in Form 5500 at:
December 31, 2025	(197,250)
December 31, 2024	196,961
Net income per Form 5500	$7,852,388